Share-based Payments (General Information and Conditions of Share-Based Payment Arrangement, Narrative) (Details) - Participants		12 Months Ended
	Jan. 06, 2015	Dec. 31, 2017
Share option incentive scheme [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date of share options		Jan. 06, 2015
Number of share options granted	38,760,000
Number of participants	214
Percentage of ordinary shares granted to total ordinary share capital issued	0.359%
Number of tranches of share options	3
Share option incentive scheme [member] | Vesting condition one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions of share options		Weighted average rate of return on equity of the Group should be no less than 9% for 2015, 9.5% for 2016 and 10% for 2017 in respect to the three tranche;
Share option incentive scheme [member] | Vesting condition two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions of share options		For each year of 2015, 2016 and 2017, the compound annual growth rate in net profit based on the net profit of 2013 should achieve 5%;
Share option incentive scheme [member] | Vesting condition three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions of share options		For each year of 2015, 2016 and 2017, proportion of the main business revenue in the total revenue should be no less than 99%;
Share option incentive scheme [member] | Vesting condition four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions of share options		For each year of 2015, 2016 and 2017, each of the above three conditions should be no lower than the 75% level of peer companies;
Share option incentive scheme [member] | Vesting condition five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions of share options		Achieving the target budget set by the Sinopec Corp. in 2015, 2016 and 2017, respectively.
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options granted divided by three tranches	40.00%
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options granted divided by three tranches	30.00%
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share options granted divided by three tranches	30.00%